Share-based payments - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Detail) (Parenthetical)	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Threshold limit for weighted average exercise price	0.005